SHARE CAPITAL (Schedule of Stock Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Amount of options
Options outstanding at beginning of year	14,762,980
Options granted	7,476,000
Exercised	(1,250)
Forfeited or cancelled	(4,612,270)
Options outstanding at the year end	17,625,460
Options vested and expected to vest at the year end	14,724,137
Options exercisable at the year end	8,804,214
Weighted average exercise price
Options outstanding at beginning of year	$ 1.35
Granted	$ 1.21
Exercised	$ 1.3
Forfeited or cancelled	$ 1.5
Options outstanding at the year end	$ 1.24
Options vested and expected to vest at the year end	$ 1.25
Options exercisable at the year end	$ 1.28
Aggregate intrinsic value
Options outstanding at the year end	$ 2,587
Options vested and expected to vest at the year end	2,385
Options exercisable at the year end	1,973
Total intrinsic value for the options exercised during the year